                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3541
                                  ----------------

                             Asset Management Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   230 West Monroe Street, Chicago, IL 60606
-------------------------------------------------------------------------------
           (Address of principal executive offices)       (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-527-3713
                                                   -------------

Date of fiscal year end: October 31, 2007
                         ---------------------------

Date of reporting period: April 30, 2007
                          --------------------------

                        ITEM 1. REPORTS TO STOCKHOLDERS.

                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             PERCENTAGE
                                                               OF NET      PRINCIPAL
                                                               ASSETS        AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS......................................    100.1%
Bear Stearns, 5.24%*,
  (Agreement dated 4/30/07 to be repurchased at $30,026,050
  on 5/1/07. Collateralized by an Adjustable Rate U.S.
  Government Mortgage Security, 7.44%, with a value of
  $31,116,876, due 9/1/36)                                                $ 30,000,000   $ 30,000,000
Citigroup Repo, 5.21%,
  (Agreement dated 4/30/07 to be repurchased at
  $151,823,969 on 5/1/07. Collateralized by various
  Adjustable Rate U.S. Government Mortgage Securities,
  3.92%-5.84%, with a value of $154,838,040, due 9/1/33-
  1/1/37)                                                                  151,802,000    151,802,000
                                                                                         ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $181,802,000)                                                                     181,802,000
                                                                                         ------------
TOTAL INVESTMENTS..........................................    100.1%                     181,802,000
  (Cost $181,802,000)
LIABILITIES IN EXCESS OF OTHER ASSETS......................     (0.1)%                       (253,226)
                                                                                         ------------
Net Assets applicable to 181,563,045 Shares of Common Stock
  issued and outstanding...................................    100.0%                    $181,548,774
                                                                                         ============
Net Asset Value, Class I offering and redemption price per
  share ($142,782,342 / 142,796,184)                                                            $1.00
                                                                                         ============
Net Asset Value, Class D offering and redemption price per
  share ($38,766,432 / 38,766,861)                                                              $1.00
                                                                                         ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2007.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET                       PRINCIPAL
                                                ASSETS     MATURITY           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*...............................     67.9%
1 Yr. Constant Maturity Treasury Based ARMS       7.4%
Bear Stearns Adjustable Rate Mortgage Trust
  7.41%                                                     3/25/31         $ 4,886,488   $    4,920,331
CS First Boston Mortgage Securities Corp.
  8.59%                                                    11/25/31           1,469,007        1,467,787
  7.47%                                                     6/25/32           1,129,546        1,164,844
Fannie Mae
  7.42%                                                      7/1/28           7,569,895        7,872,690
  7.19%                                                      1/1/29           7,524,486        7,778,437
  7.07%                                                      8/1/29           5,892,404        6,085,749
  6.55%                                                      3/1/30           2,993,437        3,068,273
  7.29%                                                      6/1/30           6,354,328        6,596,587
  7.23%                                                      9/1/30           3,972,648        4,112,932
  7.17%                                                      5/1/33           4,349,007        4,490,350
  6.19%                                                     5/25/42          14,641,581       14,824,601
Fannie Mae Grantor Trust
  6.21%                                                     5/25/42           8,324,758        8,439,224
Fannie Mae Whole Loan
  6.31%                                                     8/25/42           7,268,073        7,368,009
Fifth Third Mortgage Loan Trust
  6.13%                                                    11/19/32           9,054,665        9,061,330
Freddie Mac
  6.14%                                                     10/1/22           3,200,918        3,255,934
  7.15%                                                      8/1/24           3,478,488        3,606,757
  7.12%                                                      9/1/27           3,520,184        3,630,190
  7.13%                                                     12/1/27           3,391,260        3,500,416
  7.15%                                                     12/1/27           3,543,942        3,664,657
  7.13%                                                      9/1/28          23,812,161       24,563,732
  7.16%                                                      9/1/30           3,085,785        3,191,858
  7.07%                                                      7/1/31          15,520,570       16,005,588
Structured Asset Mortgage Investments, Inc.
  7.60%                                                     3/25/32           2,628,147        2,633,218

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET                       PRINCIPAL
                                                ASSETS     MATURITY           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates
  6.41%                                                     4/25/44         $12,855,602   $   12,883,724
                                                                                          --------------
                                                                                             164,187,218
                                                                                          --------------
6 Month Certificate of Deposit Based ARMS         0.5%
Fannie Mae
  6.41%                                                      6/1/21           3,366,883        3,387,725
  6.90%                                                     12/1/24           5,349,316        5,452,912
Freddie Mac
  7.13%                                                      1/1/26           1,530,130        1,561,284
                                                                                          --------------
                                                                                              10,401,921
                                                                                          --------------
6 Month London Interbank Offering Rate
  (LIBOR) Based ARMS                              7.1%
Bear Stearns Adjustable Rate Mortgage Trust
  8.07%                                                     3/25/31             832,116          832,116
Fannie Mae
  6.64%                                                      9/1/27          10,679,016       10,789,207
  6.59%                                                      3/1/28           9,340,169        9,448,716
  6.90%                                                      6/1/28           1,702,537        1,725,158
  6.65%                                                     12/1/32             947,519          963,117
  6.64%                                                      9/1/33           3,514,885        3,550,169
  6.59%                                                     11/1/33           7,111,934        7,173,435
  6.66%                                                     11/1/33           5,541,862        5,609,802
Freddie Mac
  7.55%                                                      9/1/30           6,937,549        7,125,005
Mastr Adjustable Rate Mortgages Trust
  6.89%                                                     1/25/34           1,958,770        1,963,667
MLCC Mortgage Investors, Inc.
  7.03%                                                    10/25/28          18,363,390       18,558,501
Structured Asset Mortgage Investments Inc.
  6.94%                                                     7/19/32           5,479,629        5,541,275
  7.17%                                                    11/19/33           7,882,598        7,986,057
  7.13%                                                    12/19/33          14,587,841       14,756,512

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET                       PRINCIPAL
                                                ASSETS     MATURITY           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.
  6.85%                                                     5/25/32         $ 4,157,826   $    4,163,024
  7.71%                                                    11/25/32           6,777,982        6,837,289
  7.75%                                                    12/25/32           7,739,004        7,884,110
  7.87%                                                     2/25/33           7,756,066        7,831,203
  7.74%                                                     3/25/33           6,355,872        6,425,389
  7.84%                                                     5/25/33          14,036,209       14,255,525
  7.71%                                                     9/25/33          14,247,099       14,451,902
                                                                                          --------------
                                                                                             157,871,179
                                                                                          --------------
Cost of Funds Index Based ARMS                    5.5%
Fannie Mae
  5.65%                                                     11/1/32          10,733,275       10,745,785
  5.64%                                                      8/1/33          21,762,128       21,791,583
  5.64%                                                      5/1/35          46,276,653       46,328,922
  5.63%                                                     11/1/36          25,244,728       25,282,280
  5.63%                                                      6/1/38          17,671,419       17,694,083
                                                                                          --------------
                                                                                             121,842,653
                                                                                          --------------
HYBRID ARMS                                       6.4%
Banc of America Funding Corp.
  4.11%                                                     5/25/35          15,173,724       14,799,444
First Horizon Alternative Mortgage
  Securities
  5.32%                                                     6/25/35           9,776,578        9,723,797
JP Morgan Mortgage Trust
  5.27%                                                     9/25/35           9,745,517        9,701,441
  4.82%                                                     7/25/35          10,479,337       10,273,738
MASTR Adjustable Rate Mortgages Trust
  7.46%                                                    10/25/32           3,474,847        3,474,847
Morgan Stanley Mortgage Loan Trust
  5.46%                                                     6/25/36          11,463,925       11,409,937
Residential Accredit Loans, Inc.
  5.28%                                                     4/25/35           8,241,058        8,178,161
Structured Adjustable Rate Mortgage Loan
  Trust
  5.05%                                                     5/25/34          14,140,372       13,936,675
  6.13%                                                     5/25/36           8,941,197        9,052,262

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET                       PRINCIPAL
                                                ASSETS     MATURITY           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities
  Trust,
  4.62%                                                    10/25/33         $ 2,872,029   $    2,872,029
  3.99%                                                    12/25/34          19,122,679       18,596,461
  5.10%                                                     3/25/36          19,957,285       19,643,575
  5.63%                                                     5/25/36           9,981,816        9,951,284
                                                                                          --------------
                                                                                             141,613,651
                                                                                          --------------
MONTHLY London Interbank Offering Rate
  (LIBOR) Collateralized Mortgage
  Obligations                                    41.0%
Adjustable Rate Mortgage Trust
  5.52%                                                     3/25/37          24,050,567       24,050,567
Banc of America Funding Corp.
  5.61%                                                     2/20/47          10,781,000       10,781,000
Bear Stearns Alt-A Trust
  5.58%                                                    11/25/35           7,928,686        7,928,297
  5.54%                                                     8/25/36          27,395,650       27,378,807
  5.54%                                                    12/25/46          15,841,013       15,824,771
  5.52%                                                     1/25/47           9,325,376        9,310,882
Fannie Mae
  5.72%                                                     9/18/31           5,975,449        6,013,430
  5.64%                                                     8/25/35          28,858,716       28,888,795
  5.62%                                                    12/25/36          35,586,349       35,693,282
  5.62%                                                    12/25/36          53,492,625       53,654,478
  5.57%                                                     2/25/37          94,324,546       94,373,349
  5.58%                                                     2/25/37          96,553,826       96,686,973
Freddie Mac
  5.62%                                                    11/15/36          42,443,128       42,566,735
Greenpoint Mortgage Funding Trust
  5.63%                                                    10/25/45          17,493,118       17,505,332
GSR Mortgage Loan Trust
  5.67%                                                     3/25/32           3,233,904        3,231,419
IndyMAC Indx Mortgage Loan Trust
  5.62%                                                     2/25/37          11,797,000       11,693,776
  5.65%                                                     2/25/37           4,857,000        4,809,948
  5.67%                                                     2/25/37           3,470,000        3,432,047

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET                       PRINCIPAL
                                                ASSETS     MATURITY           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
JP Morgan Alternative Loan Trust
  5.54%                                                    11/25/36         $ 8,597,794   $    8,601,945
  5.63%                                                    11/25/36          15,968,000       15,848,240
Lehman XS Trust
  5.48%                                                     3/25/37         108,968,329      108,559,699
Merrill Lynch Mortgage Investors Trust                                       14,554,193       14,557,315
  5.52%                                                     7/25/36
Morgan Stanley Mortgage Loan Trust
  5.56%                                                     8/25/36          28,523,350       28,473,853
  5.56%                                                     9/25/36          11,061,487       11,070,126
  5.56%                                                    10/25/36          13,592,985       13,588,744
  5.57%                                                    11/25/36          21,094,122       21,117,199
Nomura Asset Acceptance Corp.
  5.67%                                                    12/25/35          10,108,049       10,111,311
Residential Accredit Loans, Inc.
  5.54%                                                     7/25/36          23,554,347       23,514,005
Structured Adjustable Rate Mortgage Loan
  Trust
  5.53%                                                     2/25/37          14,987,173       14,979,826
Thornburg Mortgage Securities Trust
  5.45%                                                     7/25/36          86,152,422       86,152,422
  5.50%                                                     8/25/36          60,376,134       60,231,588
                                                                                          --------------
                                                                                             910,630,161
                                                                                          --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES
  (Cost $1,503,474,863)                                                                    1,506,546,783
                                                                                          --------------
FIXED RATE MORTGAGE-RELATED SECURITIES......     24.6%
Collateralized Mortgage Obligations              24.6%
Fannie Mae
  4.00%                                                     7/25/31          22,242,042       21,311,350
  3.50%                                                     6/25/33          33,321,578       32,061,752
  4.35%                                                     3/25/34          37,086,298       35,917,049
  4.50%                                                     3/25/35          23,383,522       22,212,159
  4.35%                                                     9/25/36          64,197,507       61,987,585
  4.25%                                                     2/25/37          70,074,854       67,576,125
  4.25%                                                     4/25/37          51,907,470       49,987,231
  4.25%                                                     5/25/37          69,000,000       65,912,659

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET                       PRINCIPAL
                                                ASSETS     MATURITY           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
Freddie Mac
  4.00%                                                     9/15/17         $32,135,785   $   31,264,478
  4.25%                                                    12/15/36          71,937,531       69,202,552
Prime Mortgage Trust
  5.25%                                                     1/25/34          11,970,043       11,867,499
Residential Accredit Loans, Inc.
  6.00%                                                    12/25/35          16,836,285       16,825,319
  6.00%                                                     5/25/36          37,668,905       37,721,664
Residential Asset Securitization Trust
  5.50%                                                     9/25/35          22,784,162       22,760,002
                                                                                          --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
  (Cost $544,722,496)                                                                        546,607,424
                                                                                          --------------
REPURCHASE AGREEMENTS.......................      7.4%
Citigroup Repo, 5.21%*, (Agreement dated
  4/30/07 to be repurchased at $83,826,130
  on 5/1/07. Collateralized by various
  Adjustable Rate U.S. Government Mortgage
  Securities, 4.25%-6.49%, with a value of
  $85,490,280, due 12/1/13-9/1/36)                                           83,814,000       83,814,000
Bear Stearns, 5.24%*, (Agreement dated
  4/30/07 to be repurchased at $80,011,644
  on 5/1/07. Collateralized by an Adjustable
  Rate U.S. Government Mortgage Security,
  5.71%, with a value of $82,478,269, due
  11/25/36)                                                                  80,000,000       80,000,000
                                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $163,814,000)                                                                        163,814,000
                                                                                          --------------
TOTAL INVESTMENTS
  (Cost $2,212,011,359).....................     99.9%                                     2,216,968,207
OTHER ASSETS IN EXCESS OF LIABILITIES.......      0.1%                                         1,473,092
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET                       PRINCIPAL
                                                ASSETS     MATURITY           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
Net Assets applicable to 229,151,947 Shares
  of Common Stock issued and outstanding....    100.0%                                    $2,218,441,299
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share
  ($2,218,441,299 / 229,151,947)                                                                   $9.68
                                                                                          ==============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2007.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT        VALUE
----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....     71.6%
1 Yr. Constant Maturity Treasury Based ARMS......     16.0%
Fannie Mae
  7.28%                                                          10/1/26   $1,398,635   $  1,451,521
  7.17%                                                          10/1/28    1,278,753      1,325,108
  7.50%                                                          12/1/30    2,910,948      3,027,386
  7.32%                                                           8/1/31    2,112,378      2,194,893
  7.15%                                                           7/1/33    4,447,111      4,604,150
  7.14%                                                          12/1/33    1,861,354      1,928,828
Freddie Mac
  7.21%                                                          11/1/28      888,479        910,691
  7.71%                                                           1/1/29    3,664,962      3,811,561
  7.19%                                                           9/1/30      853,182        879,844
  7.36%                                                           8/1/31    6,798,116      7,050,921
Fund America Investors Corp. II
  6.85%                                                          6/25/23    2,653,936      2,653,936
WAMU Mortgage Pass-Through Certificates
  6.33%                                                          4/25/44    1,977,815      1,982,142
                                                                                        ------------
                                                                                          31,820,981
                                                                                        ------------
6 Mo. Certificate of Deposit Based ARMS..........      2.1%
Fannie Mae,
  6.38%                                                           4/1/20    4,155,647      4,179,493
                                                                                        ------------
6 Mo. London Interbank Offering Rate (LIBOR)
  Based ARMS.....................................      2.4%
Structured Adjustable Rate Mortgage Loan Trust
  7.37%                                                          8/25/34    2,530,686      2,563,900
Structured Asset Securities Corp.
  7.74%                                                         11/25/32    1,080,634      1,090,090
  7.74%                                                         11/25/32    1,080,634      1,090,090
                                                                                        ------------
                                                                                           4,744,080
                                                                                        ------------
Cost of Funds Index Based ARMS...................      0.7%
Regal Trust IV
  5.90%                                                          9/29/31      825,573        825,361

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT        VALUE
----------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp.
  6.27%                                                         10/25/23   $  624,673   $    624,673
                                                                                        ------------
                                                                                           1,450,034
                                                                                        ------------
HYBRID ARMS......................................     20.4%
Adjustable Rate Mortgage Trust
  4.92%                                                         10/25/35    2,075,000      2,054,572
  5.04%                                                          3/25/36    1,693,737      1,679,787
Banc of America Funding Corp.
  5.04%                                                          5/20/35    5,929,218      5,852,949
  4.61%                                                          2/20/36    1,922,140      1,865,327
Bear Stearns Adjustable Rate Mortgage Trust
  4.80%                                                         10/25/35    5,744,613      5,584,607
GSR Mortgage Loan Trust
  5.23%                                                          1/25/36    4,984,526      4,928,157
Morgan Stanley Mortgage Loan Trust
  5.46%                                                          6/25/36    3,959,974      3,909,823
Mortgageit Trust
  4.75%                                                          5/25/35    1,768,992      1,734,496
  4.75%                                                          5/25/35    1,104,655      1,078,237
Sequoia Mortgage Trust
  4.08%                                                          4/20/35    1,740,000      1,692,974
Structured Adjustable Rate Mortgage Loan Trust
  5.44%                                                          4/25/35    3,985,032      3,969,635
  5.77%                                                         10/25/35    6,380,071      6,389,833
                                                                                        ------------
                                                                                          40,740,397
                                                                                        ------------
MONTHLY London Interbank Offering Rate (LIBOR)
  Collateralized Mortgage Obligations............     30.0%
Adjustable Rate Mortgage Trust
  5.59%                                                         11/25/35    4,554,798      4,564,299
American Home Mortgage Investment Trust
  5.47%                                                          9/25/35    4,160,841      4,160,345
Bear Stearns Alt-A Trust
  5.54%                                                          8/25/36    8,103,898      8,094,178
Fannie Mae
  5.58%                                                          1/15/37    9,745,314      9,764,184
  5.57%                                                          2/25/37   11,318,946     11,324,801

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT        VALUE
----------------------------------------------------------------------------------------------------
Merrill Lynch Alternative Note Asset
  6.12%                                                          1/25/37   $2,841,000   $  2,841,000
  6.32%                                                          1/25/37    1,420,500      1,420,500
Morgan Stanley Mortgage Loan Trust
  5.41%                                                          6/25/36    5,923,162      5,924,409
Sequoia Mortgage Trust
  5.63%                                                          9/20/33    3,349,075      3,350,121
Structured Asset Mortgage Investments, Inc.
  6.52%                                                          2/19/35    2,616,377      2,636,000
Structured Asset Securities Corp.
  6.57%                                                          3/25/33    1,472,529      1,480,352
  6.67%                                                          5/25/33    2,029,279      2,040,694
  6.52%                                                         11/25/33    2,152,622      2,164,058
                                                                                        ------------
                                                                                          59,764,941
                                                                                        ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
  (Cost $142,077,476)                                                                    142,699,926
                                                                                        ------------
FIXED RATE MORTGAGE-RELATED SECURITIES...........     19.0%
Collateralized Mortgage Obligations                   19.0%
Fannie Mae
  4.35%                                                          9/25/36   13,756,609     13,283,054
  4.25%                                                          4/25/37    9,844,384      9,480,206
Freddie Mac
  4.50%                                                          5/15/16   10,000,000      9,871,591
  3.03%                                                          6/15/17    5,553,005      5,237,267
                                                                                        ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
  (Cost $37,811,221)                                                                      37,872,118
                                                                                        ------------
REPURCHASE AGREEMENTS............................      9.1%
Citigroup Repo, 5.21%*, (Agreement dated 4/30/07
  to be repurchased at $18,189,632 on 5/1/07.
  Collateralized by an Adjustable Rate U.S.
  Government Mortgage Security, 5.27%, with a
  value of $18,550,740, due 1/1/36)                                        18,187,000     18,187,000
                                                                                        ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT        VALUE
----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $18,187,000)                                                                    $ 18,187,000
                                                                                        ------------
TOTAL INVESTMENTS
  (Cost $198,075,697)............................     99.7%                              198,759,044
OTHER ASSETS IN EXCESS OF LIABILITIES                  0.3%                                  518,181
                                                                                        ------------
Net Assets applicable to 20,466,013 Shares of
  Common Stock issued and outstanding............    100.0%                             $199,277,225
                                                                                        ============
Net Asset Value, offering and redemption price
  per share ($199,277,225 / 20,466,013)                                                        $9.74
                                                                                        ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2007.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       38.9%
1 Yr. Constant Maturity Treasury Based ARMS....       16.0%
Fannie Mae
  7.19%                                                            5/1/26    $ 3,142,451    $  3,256,365
  7.15%                                                            5/1/27        913,857         946,699
  7.12%                                                            7/1/27        442,684         458,040
  7.22%                                                            7/1/28      2,530,242       2,619,591
  7.32%                                                            5/1/31      2,639,252       2,744,822
  7.17%                                                            9/1/33      2,899,485       3,001,873
Freddie Mac
  7.38%                                                            5/1/18        577,314         593,551
  7.08%                                                            3/1/27      1,734,582       1,791,498
  7.36%                                                            8/1/31      7,827,936       8,119,038
                                                                                            ------------
                                                                                              23,531,477
                                                                                            ------------
HYBRID ARMS....................................       10.1%
Adjustable Rate Mortgage Trust
  4.96%                                                          10/25/35      2,247,647       2,233,589
Banc of America Funding Corporation
  5.04%                                                           5/20/35      3,952,812       3,901,966
Bear Stearns Adjustable Rate Mortgage Trust
  4.80%                                                          10/25/35      2,606,574       2,552,333
IndyMAC Indx Mortgage Loan Trust
  5.44%                                                           7/25/35      4,176,718       4,127,537
  5.43%                                                           9/25/35      2,020,088       2,004,868
                                                                                            ------------
                                                                                              14,820,293
                                                                                            ------------
MONTHY London Interbank Offering Rate (LIBOR)
  Collateralized Mortgages Obligations.........       12.8%
Fannie Mae
  5.58%                                                           1/15/37      7,503,892       7,518,422
  5.57%                                                           2/25/37     11,318,946      11,324,803
                                                                                            ------------
                                                                                              18,843,225
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
TOTAL ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES
  (Cost $57,167,983)                                                                        $ 57,194,995
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       39.3%
15 Yr. Securities..............................        0.3%
Freddie Mac
  8.50%                                                           8/17/07    $     3,509           3,509
  8.00%                                                          12/17/15        365,829         372,333
                                                                                            ------------
                                                                                                 375,842
                                                                                            ------------
Collateralized Mortgage Obligations............       39.0%
Fannie Mae
  4.35%                                                           3/25/34      4,817,720       4,665,828
  4.35%                                                           9/25/36     13,756,609      13,283,054
  4.25%                                                           4/25/37      4,922,192       4,740,103
                                                                                            ------------
                                                                                              22,688,985
                                                                                            ------------
Freddie Mac
  4.50%                                                           5/15/16     10,000,000       9,871,591
  3.03%                                                           6/15/17     12,115,648      11,426,763
  4.50%                                                           4/15/19      8,674,598       8,547,366
  4.25%                                                          12/15/36      4,846,302       4,662,051
                                                                                            ------------
                                                                                              34,507,771
                                                                                            ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
  (Cost $57,611,765)                                                                          57,572,598
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS......................        5.4%
U.S. Treasury Notes                                    5.4%
  4.88%                                                           5/15/09    $ 3,000,000    $  3,015,703
  4.75%                                                           5/15/14      3,000,000       3,032,813
  4.25%                                                          11/15/14      2,000,000       1,957,812
                                                                                            ------------
                                                                                               8,006,328
                                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $8,118,978)                                                                            8,006,328
                                                                                            ------------
REPURCHASE AGREEMENTS..........................       15.9%
  Citigroup Repo, 5.21%*, (Agreement dated
     4/30/07 to be repurchased at $23,369,382
     on 5/1/07. Collateralized by an Adjustable
     Rate U.S. Government Mortgage Security,
     5.63%, with a value of $28,833,321, due
     5/1/36)                                                                  23,366,000      23,366,000
                                                                                            ------------
Total REPURCHASE AGREEMENTS
  (Cost $23,366,000)                                                                          23,366,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $146,264,726)..........................       99.5%                                  146,139,921
OTHER ASSETS IN EXCESS OF LIABILITIES                  0.5%                                      771,264
                                                                                            ------------
Net Assets applicable to 14,172,038 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $146,911,185
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($146,911,185 / 14,172,038)                                                           $10.37
                                                                                            ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2007.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....     45.2%
  1 Yr. Constant Maturity Treasury Based ARMS....      4.2%
     Countrywide Home Loans
       7.42%                                                     1/20/35   $ 4,407,110   $  4,484,234
     Lehman XS Trust
       6.01%                                                    11/25/35     6,107,447      6,177,109
                                                                                         ------------
                                                                                           10,661,343
                                                                                         ------------
  HYBRID ARMS....................................     28.4%
     Adjustable Rate Mortgage Trust
       5.25%                                                    10/25/35     8,874,805      8,784,330
     Banc of America Mortgage Securities
       4.33%                                                     3/25/33     2,076,430      2,053,610
       7.25%                                                     4/25/33       117,230        117,334
     Bear Stearns Adjustable Rate Mortgage Trust
       4.80%                                                    10/25/35    12,251,593     11,982,104
     Countrywide Home Loans
       4.95%                                                    12/25/33     3,913,015      3,839,151
     Countrywide Alternative Loan Trust
       5.19%                                                    12/25/34     7,338,391      7,264,456
     First Horizon Alternative Mortgage
       Securities
       5.45%                                                     7/25/35    11,395,841     11,255,086
     GSR Mortgage Loan Trust
       5.23%                                                     1/25/36     4,984,526      4,928,157
     JP Morgan Mortgage Trust
       4.97%                                                     8/25/35     3,973,451      3,889,065
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.68%                                                     4/25/34     9,153,350      8,981,623
       5.58%                                                     6/25/36    10,000,000     10,009,635
                                                                                         ------------
                                                                                           73,104,551
                                                                                         ------------
  MONTHLY London Interbank Offering Rate (LIBOR)
     Collateralized Mortgage Obligations.........     12.6%
     American Home Mortgage Investment Trust
       5.47%                                                     9/25/35     3,890,315      3,889,852
     Banc of America Funding Corporation
       5.63%                                                     2/20/47     4,312,000      4,312,000
       5.66%                                                     2/20/47     3,594,000      3,594,000

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
     Citigroup Mortgage Loan Trust Inc.
       5.63%                                                     1/25/37   $ 4,238,000   $  4,238,000
     Impac CMB Trust
       6.34%                                                     6/25/33     4,009,393      4,011,153
     Merrill Lynch Alternative Note Asset
       5.62%                                                     1/25/37     3,247,500      3,247,500
     Structured Adjustable Rate Mortgage Loan
       Trust
       5.61%                                                     2/25/37     2,415,000      2,415,000
       5.64%                                                     2/25/37     3,105,000      3,105,000
       5.68%                                                     2/25/37     3,450,000      3,450,000
                                                                                         ------------
                                                                                           32,262,505
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $116,122,208)                                                                  116,028,399
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES...........     52.0%
  15 Yr. Securities..............................      3.6%
     Fannie Mae
       7.00%                                                      3/1/15       824,998        853,371
       7.00%                                                      3/1/15       448,934        463,492
       7.00%                                                      3/1/15       469,244        484,926
       7.50%                                                     11/1/15       630,347        659,464
       6.50%                                                      1/1/16       631,860        647,558
       6.00%                                                      6/1/16     1,599,483      1,629,786
       6.00%                                                      7/1/17     1,619,601      1,650,284
       6.00%                                                      7/1/17       855,958        872,174
     Freddie Mac
       7.50%                                                      1/1/10       275,535        280,188
       6.00%                                                      6/1/17     1,695,566      1,726,630
                                                                                         ------------
                                                                                            9,267,873
                                                                                         ------------
  Collateralized Mortgage Obligations............     48.4%
     Countrywide Alternative Loan Trust
       5.50%                                                    12/25/35     8,275,455      8,305,859
     Countrywide Home Loans
       5.75%                                                     2/25/37    20,000,000     19,839,624
       5.75%                                                     5/25/37    10,000,000      9,972,217

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
     Credit Suisse Mortgage Capital Certificates
       6.00%                                                     5/25/36   $10,000,000   $ 10,066,748
       6.00%                                                     2/25/37     6,940,000      6,997,100
     Fannie Mae
       4.00%                                                    10/25/32     6,289,966      5,952,334
       5.00%                                                     9/25/35     4,212,502      4,166,180
       4.25%                                                     4/25/37     4,922,192      4,740,103
     First Horizon Mortgage Pass-Through Trust
       5.75%                                                     5/25/36    10,000,000     10,035,621
     First Horizon Alternative Mortgage
       Securities Trust
       6.00%                                                     7/25/36     4,109,000      4,122,270
       6.00%                                                     7/25/36     5,190,000      5,235,365
     Freddie Mac
       3.25%                                                     9/15/27     9,746,898      9,412,374
       5.00%                                                     2/15/30     8,933,000      8,768,738
       4.75%                                                     3/15/30    10,000,000      9,733,257
     Residential Funding Mortgage Security I
       6.00%                                                     1/25/37     6,900,000      6,924,857
                                                                                         ------------
                                                                                          124,272,647
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $133,145,074)                                                                  133,540,520
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS............................      2.7%
  Citigroup Repo, 5.21%*, (Agreement dated
     4/30/07 to be repurchased at $6,848,991 on
     5/1/07. Collateralized by an Adjustable Rate
     U.S. Government Mortgage Security, 6.36%,
     with a value of $6,984,960, due 5/1/36)                               $ 6,848,000   $  6,848,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $6,848,000)                                                                      6,848,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $256,115,282)............................     99.9%                               256,416,919
OTHER ASSETS IN EXCESS OF LIABILITIES............      0.1%                                   128,694
                                                                                         ------------
Net Assets applicable to 27,528,477 Shares of
  Common Stock issued and outstanding............    100.0%                              $256,545,613
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($256,545,613 / 27,528,477)                                                         $9.32
                                                                                         ============

--------------------------------------------------------------------------------

* The rates presented are the rates in effect at April 30, 2007.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....     21.2%
HYBRID ARMS......................................     21.2%
     Banc of America Funding Corporation
       4.61%                                                     2/20/36   $ 5,574,905   $  5,448,524
     Fannie Mae
       5.36%                                                     10/1/35     2,339,031      2,328,882
       5.99%                                                      4/1/36       836,853        843,393
     Freddie Mac
       5.64%                                                      4/1/36     9,797,732      9,803,296
     GSR Mortgage Loan Trust
       5.23%                                                     1/25/36     4,984,526      4,928,157
     IndyMAC Inda Mortgage Loan Trust
       5.20%                                                    11/25/35     3,742,723      3,676,052
     Wells Fargo Mortgage Backed Securities Trust
       5.12%                                                     9/25/35     1,056,000      1,041,668
                                                                                         ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
  (Cost $27,750,533)                                                                       28,069,972
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES...........     75.9%
  15 Yr. Securities..............................      0.6%
     Fannie Mae
       7.00%                                                      3/1/15       752,625        777,031
                                                                                         ------------
  30 Yr. Securities..............................     12.0%
     Fannie Mae
       5.00%                                                      8/1/33    10,065,532      9,749,805
       6.00%                                                      6/1/34     4,118,622      4,159,486
     Government National Mortgage Association
       7.50%                                                     2/15/24       405,564        428,609
       7.00%                                                     4/15/27       422,664        442,641
       6.00%                                                     1/15/29       978,790        996,568
                                                                                         ------------
                                                                                           15,777,109
                                                                                         ------------
  Collateralized Mortgage Obligations............     63.3%
     Fannie Mae
       4.50%                                                    10/25/31     9,000,000      8,537,431
       5.00%                                                     9/25/32    13,929,000     13,634,614
       4.00%                                                     1/25/33       921,668        874,887
       4.00%                                                     9/25/33     3,066,140      2,893,957
       5.50%                                                    12/25/36     8,573,000      8,411,286
       4.25%                                                     4/25/37     4,922,192      4,740,103

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
     Freddie Mac
       5.50%                                                    12/15/28   $ 5,496,270   $  5,539,524
       5.00%                                                     3/15/30    10,670,000     10,573,361
       4.00%                                                     3/15/33     1,198,907      1,128,593
       5.50%                                                     6/15/33    12,201,000     12,124,885
       4.25%                                                    12/15/36     4,846,302      4,662,051
     Government National Mortgage Association
       4.50%                                                     4/16/31    10,988,400     10,712,724
                                                                                         ------------
                                                                                           83,833,416
                                                                                         ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
  (Cost $99,509,251)                                                                      100,387,556
                                                                                         ------------
REPURCHASE AGREEMENTS............................      2.7%
Citigroup Repo, 5.21%*, Agreement dated 4/30/07
  to be repurchased at $3,605,522 on 5/1/07.
  Collateralized by an Adjustable Rate U.S.
  Government Mortgage Security, 4.42%, with a
  value of $3,677,100, due 8/1/34)                                           3,605,000      3,605,000
                                                                                         ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,605,000)                                                                         3,605,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $130,864,784)............................     99.8%                               132,062,528
OTHER ASSETS IN EXCESS OF LIABILITIES............      0.2%                                   299,959
                                                                                         ------------
Net Assets applicable to 12,945,775 Shares of
  Common Stock issued and outstanding............    100.0%                              $132,362,487
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($132,362,487 / 12,945,775)                                                        $10.22
                                                                                         ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2007.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET
                                                        ASSETS     MATURITY    SHARES        VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS.......................................     95.5%
Advertising.........................................      3.0%
  Omnicom Group, Inc.                                                         $  16,000   $ 1,675,360
                                                                                          -----------
Automotive..........................................      2.0%
  Harley-Davidson, Inc.                                                          18,000     1,139,760
                                                                                          -----------
Banks...............................................      2.7%
  Wells Fargo & Co.                                                              42,000     1,507,380
                                                                                          -----------
Beverages...........................................      3.1%
  Anheuser Busch Companies, Inc.                                                 35,000     1,721,650
                                                                                          -----------
Beverages Non-Alcoholic.............................      8.0%
  Coca-Cola Co.                                                                  43,000     2,244,170
  PepsiCo, Inc.                                                                  34,000     2,247,060
                                                                                          -----------
                                                                                            4,491,230
                                                                                          -----------
Building Products...................................      3.7%
  Home Depot, Inc.                                                               55,000     2,082,850
                                                                                          -----------
Business Services...................................      2.4%
  Staples, Inc.                                                                  55,000     1,364,000
                                                                                          -----------
Computer Hardware...................................      5.8%
  Cisco Systems, Inc.(b)                                                         60,000     1,604,400
  Dell, Inc.(b)                                                                  65,000     1,638,650
                                                                                          -----------
                                                                                            3,243,050
                                                                                          -----------
Computer Software & Services........................      7.2%
  Automatic Data Processing, Inc.                                                40,000     1,790,400
  Microsoft Corp.                                                                75,000     2,245,500
                                                                                          -----------
                                                                                            4,035,900
                                                                                          -----------
Consumer Non-Durable................................      4.8%
  Procter & Gamble Co.                                                           42,000     2,701,020
                                                                                          -----------
Distributor-Consumer Products.......................      2.4%
  Sysco Corp.                                                                    42,000     1,375,080
                                                                                          -----------
Diversified Manufacturing...........................     12.0%
  3M Co.                                                                         26,000     2,152,020
  General Electric Co.                                                           80,000     2,948,800
  Illinois Tool Works, Inc.                                                      32,000     1,641,920
                                                                                          -----------
                                                                                            6,742,740
                                                                                          -----------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET
                                                        ASSETS     MATURITY    SHARES        VALUE
-----------------------------------------------------------------------------------------------------
Financial Services..................................      5.1%
  American Express Co.                                                           25,000   $ 1,516,750
  Merrill Lynch & Co.                                                            15,000     1,353,450
                                                                                          -----------
                                                                                            2,870,200
                                                                                          -----------
Food Processing.....................................      3.1%
  Wm. Wrigley Jr. Co.                                                            30,000     1,766,400
                                                                                          -----------
Health Care.........................................      4.8%
  Johnson & Johnson                                                              42,000     2,697,240
                                                                                          -----------
Insurance...........................................      9.2%
  American International Group, Inc.                                             35,000     2,446,850
  Berkshire Hathaway, Inc.(b)                                                        25     2,730,000
                                                                                          -----------
                                                                                            5,176,850
                                                                                          -----------
Medical Instruments.................................      3.4%
  Medtronic, Inc.                                                                36,000     1,905,480
                                                                                          -----------
Oil & Gas...........................................      2.5%
  Exxon Mobil Corp.                                                              18,000     1,428,840
                                                                                          -----------
Pharmaceuticals.....................................      3.2%
  Abbott Laboratories                                                            32,000     1,811,840
                                                                                          -----------
Retail..............................................      4.7%
  Wal-Mart Stores, Inc.                                                          55,000     2,635,600
                                                                                          -----------
Transportation & Shipping...........................      2.4%
  Fedex Corp.                                                                    13,000     1,370,720
                                                                                          -----------
TOTAL COMMON STOCKS
  (Cost $37,448,584)                                                                       53,743,190
                                                                                          -----------
CASH EQUIVALENTS....................................      4.6%
Money Market Mutual Funds...........................      4.6%
  Vanguard Admiral Money Market Fund                                          2,578,731     2,578,731
                                                                                          -----------
TOTAL CASH EQUIVALENTS
  (Cost $2,578,731)                                                                         2,578,731
                                                                                          -----------
TOTAL INVESTMENTS
  (Cost $40,027,315)................................    100.1%                             56,321,921
LIABILITIES IN EXCESS OF OTHER ASSETS...............     (0.1)%                               (50,380)
                                                                                          -----------
Net Assets applicable to 5,574,338 Shares of Common
  Stock issued and outstanding......................    100.0%                            $56,271,541
                                                                                          ===========
Net Asset Value, offering and redemption price per
  share ($56,271,540 / 5,574,338)                                                              $10.09
                                                                                          ===========

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                          U.S.
                                    MONEY      ULTRA SHORT                 SHORT U.S.   INTERMEDIATE   GOVERNMENT    LARGE CAP
                                    MARKET      MORTGAGE     ULTRA SHORT   GOVERNMENT     MORTGAGE      MORTGAGE      EQUITY
                                     FUND         FUND          FUND          FUND          FUND          FUND         FUND*
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income..............  $4,213,261   $63,619,776   $5,749,456    $4,169,278    $7,245,073    $4,390,390   $   374,915
                                  ----------   -----------   ----------    ----------    ----------    ----------   -----------
   Operating expenses:
     Investment advisory........     118,510    5,028,559       452,159      191,288        449,775      194,302        140,413
     Distribution -- Class I
       Shares...................      91,288    2,793,630       251,198      114,773        192,762      116,582         49,302
     Distribution -- Class D
       Shares...................     108,892           --            --           --             --           --             --
     Fund accounting............          --        4,637           833        1,326          2,553        2,313            282
     Administration.............      23,702      260,502        30,143       22,954         38,551       23,316          7,547
     Custodian..................       8,570       71,822        12,580       11,121         16,617        8,219          3,398
     Transfer agent.............      11,145       27,680         2,793        2,232          1,346        1,021         10,292
     Legal......................       6,768       43,088         3,673        8,107          5,505        3,583         84,955
     Registration and filing
       fees.....................       4,105            3         2,183        4,467          4,435        3,237            151
     Printing...................      11,372       18,033         1,130          775          1,489          771          1,773
     Chief Compliance Officer...       2,695       42,535         3,724        2,899          4,867        3,048          4,259
     Trustees...................       2,634       38,428         3,296        2,683          4,294        2,761         10,182
     Other......................      19,628      113,862        12,473       11,631         14,032        9,402         26,826
                                  ----------   -----------   ----------    ----------    ----------    ----------   -----------
     Total expenses before fee
       reductions...............     409,309    8,442,779       776,185      374,256        736,226      368,555        339,380
     Expenses reduced by
       Investment Adviser.......    (118,510)  (2,234,928)     (200,961)          --       (128,506)          --        (19,357)
     Expenses reduced by
       Distributor..............     (68,356)  (1,117,444)     (100,478)          --             --           --             --
                                  ----------   -----------   ----------    ----------    ----------    ----------   -----------
       Net expenses.............     222,443    5,090,407       474,746      374,256        607,720      368,555        320,023
                                  ----------   -----------   ----------    ----------    ----------    ----------   -----------
       Net investment income....   3,990,818   58,529,369     5,274,710    3,795,022      6,637,353    4,021,835         54,892
                                  ----------   -----------   ----------    ----------    ----------    ----------   -----------
REALIZED AND UNREALIZED
 GAINS/(LOSSES) FROM INVESTMENT
 ACTIVITIES:
 Realized gains/(losses) from
   investment transactions......          --   (2,277,767)       98,171     (216,648)      (831,296)     155,755      4,122,937
 Change in unrealized
   appreciation/depreciation
   from investments.............          --      835,327      (100,863)     215,301      1,431,174      434,335     (3,561,944)
                                  ----------   -----------   ----------    ----------    ----------    ----------   -----------
   Net realized/unrealized
     gains/(losses) from
     investments................          --   (1,442,440)       (2,692)      (1,347)       599,878      590,090        560,993
                                  ----------   -----------   ----------    ----------    ----------    ----------   -----------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS................  $3,990,818   $57,086,929   $5,272,018    $3,793,675    $7,237,231    $4,611,925   $   615,885
                                  ==========   ===========   ==========    ==========    ==========    ==========   ===========
-------------------------------------------------------------------------------------------------------------------------------

*  For the four months ended April 30, 2007.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       MONEY MARKET FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2007       YEAR ENDED
                                                                (UNAUDITED)      OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $   3,990,818      $   5,660,591
                                                               -------------      -------------
       Change in net assets resulting from operations.......       3,990,818          5,660,591
                                                               -------------      -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................      (3,141,457)        (4,264,854)
  Dividends paid to Class D stockholders:
     From net investment income.............................        (849,361)        (1,395,737)
                                                               -------------      -------------
       Total dividends paid to stockholders.................      (3,990,818)        (5,660,591)
                                                               -------------      -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................     328,218,667        547,595,058
     Shares issued to stockholders in reinvestment of
       dividends............................................       2,345,068          3,304,340
     Cost of shares repurchased.............................    (297,802,201)      (522,189,701)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     258,408,532        584,490,918
     Shares issued to stockholders in reinvestment of
       dividends............................................         592,923            954,298
     Cost of shares repurchased.............................    (251,416,322)      (592,886,171)
                                                               -------------      -------------
       Net increase (decrease) in net assets from capital
          transactions......................................      40,346,667         21,268,742
                                                               -------------      -------------
       Total increase (decrease) in net assets..............      40,346,667         21,268,742
Net Assets:
  Beginning of year.........................................     141,202,107        119,933,365
                                                               -------------      -------------
  End of the period.........................................   $ 181,548,774      $ 141,202,107
                                                               =============      =============

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    ULTRA SHORT                       ULTRA SHORT
                                                                   MORTGAGE FUND                         FUND
                                                          -----------------------------------------------------------------
                                                            SIX MONTHS                        SIX MONTHS
                                                              ENDED                             ENDED
                                                            APRIL 30,        YEAR ENDED       APRIL 30,        YEAR ENDED
                                                               2007         OCTOBER 31,          2007         OCTOBER 31,
                                                           (UNAUDITED)          2006         (UNAUDITED)          2006
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income................................ $   58,529,369   $  106,265,575   $    5,274,710   $   10,101,983
    Net realized gains (losses) from investments.........     (2,277,767)     (10,499,986)          98,171       (1,319,862)
    Change in unrealized appreciation/
      depreciation from investments......................        835,327       10,378,859         (100,863)       1,680,389
                                                          --------------   --------------   --------------   --------------
      Change in net assets resulting from
        operations.......................................     57,086,929      106,144,448        5,272,018       10,462,510
                                                          --------------   --------------   --------------   --------------
  Dividends paid to stockholders:
    From net investment income...........................    (57,399,700)    (109,621,055)      (5,334,585)     (10,498,576)
                                                          --------------   --------------   --------------   --------------
  From net realized gain on investment...................             --               --               --               --
  Tax Return of Capital..................................             --               --               --               --
                                                          --------------   --------------   --------------   --------------
        Total dividends paid to stockholders.............    (57,399,700)    (109,621,055)      (5,334,585)     (10,498,576)
                                                          --------------   --------------   --------------   --------------
  Capital Transactions:
    Proceeds from sale of shares.........................     68,194,937       98,015,298       20,262,540       31,874,639
    Shares issued to stockholders in reinvestment of
      dividends..........................................     23,038,263       44,176,667        1,599,090        3,701,434
    Cost of shares repurchased...........................   (164,852,476)    (520,639,566)     (27,183,831)     (62,674,517)
                                                          --------------   --------------   --------------   --------------
      Change in net assets from capital
        transactions.....................................    (73,619,276)    (378,447,601)      (5,322,201)     (27,098,444)
                                                          --------------   --------------   --------------   --------------
      Change in net assets...............................    (73,932,047)    (381,924,208)      (5,384,768)     (27,134,510)
Net Assets:
  Beginning of year......................................  2,292,373,346    2,674,297,554      204,661,993      231,796,503
                                                          --------------   --------------   --------------   --------------
  End of period.......................................... $2,218,441,299   $2,292,373,346   $  199,277,225   $  204,661,993
Undistributed (distributions in excess of)
  net investment income.................................. $    1,446,702   $      317,033   $       56,773   $      116,648

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       SHORT U.S. GOVERNMENT         INTERMEDIATE MORTGAGE            U.S. GOVERNMENT              LARGE CAP EQUITY
               FUND                          FUND                      MORTGAGE FUND                     FUND
-------------------------------------------------------------------------------------------------------------------------
     SIX MONTHS                    SIX MONTHS                    SIX MONTHS                   FOUR MONTHS
       ENDED                         ENDED                         ENDED                         ENDED
     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
        2007       OCTOBER 31,        2007       OCTOBER 31,        2007       OCTOBER 31,        2007       DECEMBER 31,
    (UNAUDITED)        2006       (UNAUDITED)        2006       (UNAUDITED)        2006       (UNAUDITED)        2006
-------------------------------------------------------------------------------------------------------------------------
    $  3,795,022   $  6,552,081   $  6,637,353   $ 12,360,383   $  4,021,835   $  8,165,770   $     54,892   $     62,678
        (216,648)      (533,158)      (831,296)    (2,787,679)       155,755     (2,976,770)     4,122,937      6,951,631
         215,301        785,906      1,431,174      3,104,041        434,335      2,836,325     (3,561,944)     2,267,874
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,793,675      6,804,829      7,237,231     12,676,745      4,611,925      8,025,325        615,885      9,282,183
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,790,799)    (6,880,069)    (6,468,688)   (12,424,316)    (3,904,217)    (8,241,573)       (63,106)      (108,133)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --             --     (6,909,248)
              --             --             --             --             --             --             --         (3,839)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,790,799)    (6,880,069)    (6,468,688)   (12,424,316)    (3,904,217)    (8,241,573)       (63,106)     7,021,220
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         317,122     23,723,773         60,031         10,000        107,180        224,760         22,001        300,000
       2,284,942      3,828,509      2,127,182      3,893,012      2,266,138      5,169,528         32,235      3,234,016
     (17,943,635)   (21,549,296)    (5,516,570)   (23,010,045)   (34,806,768)     7,137,906    (10,694,221)    (4,265,561)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (15,341,571)     6,002,986     (3,329,357)   (19,107,033)   (32,433,450)     1,743,618    (10,441,985)   (19,732,208)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (15,338,695)     5,927,746     (2,560,814)   (18,854,604)   (31,725,742)    (1,959,866)     9,889,206    (17,471,245)
     162,249,880    156,322,134    259,106,427    277,961,031    164,088,229    166,048,095     66,160,747     83,631,992
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $146,911,185   $162,249,880   $256,545,613   $259,106,427   $132,362,487   $164,088,229   $ 56,271,541   $ 66,160,747
    $     21,514   $     17,291   $    179,484   $     10,819   $     94,238   $    (23,380)  $     (8,214)  $         --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2007    --------------------------------------------------------
                                   (UNAUDITED)        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.0256         0.0465      0.0264      0.0104      0.0096      0.0152
  Net realized losses from
     investments..............             --             --          --(a)       --          --          --
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0256         0.0465      0.0264      0.0104      0.0096      0.0152
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.0256)       (0.0465)    (0.0264)    (0.0104)    (0.0096)    (0.0152)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     ========       ========    ========    ========    ========    ========
Total return..................          2.58%(b)       4.76%       2.68%       1.04%       0.97%       1.54%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)...................       $142,782       $110,021    $ 81,311    $ 31,883    $ 40,737    $ 30,571
  Ratio of expenses to average
     net assets...............          0.17%(c)       0.18%       0.17%       0.11%       0.18%       0.26%
  Ratio of net investment
     income to average net
     assets...................          5.16%(c)       4.68%       2.84%       1.04%       0.96%       1.53%
  Ratio of expenses to average
     net assets*..............          0.41%(c)       0.43%       0.42%       0.41%       0.39%       0.41%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2007    --------------------------------------------------------
                                   (UNAUDITED)        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.0232         0.0420      0.0219      0.0054      0.0046      0.0104
  Net realized losses from
     investments..............             --             --          --(a)       --          --          --
                                     --------       --------    --------    --------    --------    --------
     Total from investment
       operations.............         0.0232         0.0420      0.0219      0.0054      0.0046      0.0104
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.0232)       (0.0420)    (0.0219)    (0.0054)    (0.0046)    (0.0104)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  year........................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     ========       ========    ========    ========    ========    ========
Total return..................          2.34%(b)       4.29%       2.22%       0.54%       0.47%       1.05%
Ratios/Supplemental data:
  Net assets, end of year
     (in 000's)...............       $ 38,766       $ 31,181    $ 38,622    $ 19,089    $ 23,525    $ 15,039
  Ratio of expenses to average
     net assets...............          0.65%(c)       0.63%       0.63%       0.61%       0.67%       0.75%
  Ratio of net investment
     income to average net
     assets...................          4.68%(c)       4.29%       2.23%       0.54%       0.45%       1.04%
  Ratio of expenses to average
     net assets*..............          0.87%(c)       0.88%       0.88%       0.86%       0.84%       0.86%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                SIX MONTHS      --------------------------------------------------------------
                                  ENDED
                              APRIL 30, 2007
                               (UNAUDITED)         2006         2005         2004         2003         2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period.................    $     9.68      $     9.69   $     9.83   $     9.88   $     9.95   $     9.97
                                ----------      ----------   ----------   ----------   ----------   ----------
Income from investment
  operations:
  Net investment income.....        0.2517          0.4216       0.2706       0.1824       0.1778       0.2947
  Net realized and
     unrealized gains
     (losses) from
     investments............       (0.0050)         0.0041(a)    (0.0930)    (0.0070)     (0.0230)      0.0124
                                ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations...........        0.2467          0.4257       0.1776       0.1754       0.1548       0.3071
                                ----------      ----------   ----------   ----------   ----------   ----------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income...............       (0.2467)        (0.4357)     (0.3176)     (0.2254)     (0.2248)     (0.3271)
                                ----------      ----------   ----------   ----------   ----------   ----------
Change in net asset value...          0.00           (0.01)       (0.14)       (0.05)       (0.07)       (0.02)
                                ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of
  year......................    $     9.68      $     9.68   $     9.69   $     9.83   $     9.88   $     9.95
                                ==========      ==========   ==========   ==========   ==========   ==========
Total return................         2.58%(b)        4.49%        1.83%        1.79%        1.57%        3.13%
Ratios/Supplemental data:
  Net assets, end of year
     (in 000's).............    $2,218,441      $2,292,373   $2,674,298   $3,317,024   $4,596,939   $3,389,975
  Ratio of expenses to
     average net assets.....         0.46%(c)        0.46%        0.46%        0.44%        0.44%        0.45%
  Ratio of net investment
     income to average net
     assets.................         5.24%(c)        4.35%        2.80%        1.92%        1.72%        2.91%
  Ratio of expenses to
     average net assets*....         0.76%(c)        0.76%        0.76%        0.72%        0.71%        0.75%
  Portfolio turnover rate...           43%(b)          83%          63%          50%         117%         107%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                              SIX MONTHS                                                        NOVEMBER 14,
                                ENDED                      YEAR ENDED OCTOBER 31,                2001(A) TO
                            APRIL 30, 2007      --------------------------------------------    OCTOBER 31,
                             (UNAUDITED)          2006        2005        2004        2003          2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period................    $   9.74         $   9.74    $   9.87    $   9.92    $   9.95      $  10.00
                               --------         --------    --------    --------    --------      --------
Income from investment
  operations:
  Net investment income....      0.2535           0.4462      0.2909      0.1985      0.1601        0.2204
  Net realized and
     unrealized gains
     (losses) from
     investments...........      0.0028           0.0185     (0.0832)    (0.0217)     0.0242        0.0058
                               --------         --------    --------    --------    --------      --------
       Total from
          investment
          operations.......      0.2563           0.4647      0.2077      0.1768      0.1843        0.2262
                               --------         --------    --------    --------    --------      --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income..............     (0.2563)         (0.4647)    (0.3377)    (0.2268)    (0.2143)      (0.2762)
                               --------         --------    --------    --------    --------      --------
Change in net asset
  value....................          --               --       (0.13)      (0.05)      (0.03)        (0.05)
                               --------         --------    --------    --------    --------      --------
Net asset value, end of
  period...................    $   9.74         $   9.74    $   9.74    $   9.87    $   9.92      $   9.95
                               ========         ========    ========    ========    ========      ========
Total return...............        2.66%(b)        4.88%       2.14%       1.80%       1.87%          2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)............    $199,277         $204,662    $231,797    $291,349    $251,668      $287,116
  Ratio of expenses to
     average net assets....        0.47%(c)        0.48%       0.49%       0.47%       0.47%          0.50%(c)
  Ratio of net investment
     income to average net
     assets................        5.25%(c)        4.57%       2.99%       2.00%       1.66%          2.11%(c)
  Ratio of expenses to
     average net assets*...        0.77%(c)        0.78%       0.79%       0.77%       0.77%          0.80%(c)
  Portfolio turnover
     rate..................          19%(b)          89%         36%        118%        126%           127%(b)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2007    --------------------------------------------------------
                                   (UNAUDITED)        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.......................      $  10.37       $  10.37    $  10.61    $  10.68    $  10.78    $  10.75
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income........        0.2552         0.4370      0.3421      0.2640      0.2738      0.3512
  Net realized and unrealized
     gains (losses) from
     investments...............       (0.0004)        0.0209     (0.2035)    (0.0415)    (0.0686)     0.0674
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations...........        0.2548         0.4579      0.1386      0.2225      0.2052      0.4186
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income..................       (0.2548)       (0.4579)    (0.3786)    (0.2925)    (0.3052)    (0.3886)
                                     --------       --------    --------    --------    --------    --------
Change in net asset value......            --             --       (0.24)      (0.07)      (0.10)       0.03
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period.......................      $  10.37       $  10.37    $  10.37    $  10.61    $  10.68    $  10.78
                                     ========       ========    ========    ========    ========    ========
Total return...................         2.48%(a)       4.52%       1.33%       2.11%       1.92%       3.98%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)....................      $146,911       $162,250    $156,322    $153,252    $232,605    $162,170
  Ratio of expenses to average
     net assets................         0.49%(b)       0.51%       0.50%       0.48%       0.47%       0.49%
  Ratio of net investment
     income to average net
     assets....................         4.96%(b)       4.22%       3.24%       2.50%       2.47%       3.35%
  Ratio of expenses to average
     net assets*...............         0.73%(b)          --          --          --          --          --
  Portfolio turnover rate......           25%(a)         56%         95%        152%         72%         75%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                   SIX MONTHS
                                     ENDED                          YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2007    --------------------------------------------------------
                                  (UNAUDITED)        2006        2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.......................     $   9.29       $   9.28    $   9.57    $   9.62    $   9.79    $   9.83
                                    --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income........       0.2382         0.4306      0.3792      0.2892      0.2525      0.4155
  Net realized and unrealized
     gains (losses) from
     investments...............       0.0239         0.0123     (0.2778)    (0.0233)    (0.1156)    (0.0213)
                                    --------       --------    --------    --------    --------    --------
       Total from investment
          operations...........       0.2621         0.4429      0.1014      0.2659      0.1369      0.3942
                                    --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income..................      (0.2321)       (0.4329)    (0.3914)    (0.3159)    (0.3069)    (0.4342)
                                    --------       --------    --------    --------    --------    --------
Change in net asset value......         0.03           0.01       (0.29)      (0.05)      (0.17)      (0.04)
                                    --------       --------    --------    --------    --------    --------
Net asset value, end of
  period.......................     $   9.32       $   9.29    $   9.28    $   9.57    $   9.62    $   9.79
                                    ========       ========    ========    ========    ========    ========
Total return...................        2.85%(a)       4.90%       1.07%       2.81%       1.41%       4.13%
Ratios/Supplemental data:
  Net assets, end of year
     (in 000's)................     $256,546       $259,106    $277,961    $298,308    $347,858    $240,645
  Ratio of expenses to average
     net assets................        0.47%(b)       0.48%       0.48%       0.47%       0.47%       0.47%
  Ratio of net investment
     income to average net
     assets....................        5.17%(b)       4.65%       4.02%       3.02%       2.52%       4.28%
  Ratio of expenses to average
     net assets*...............        0.57%(b)       0.58%       0.58%       0.57%       0.57%       0.57%
  Portfolio turnover rate......          31%(a)         56%         95%        148%         98%         54%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2007    --------------------------------------------------------
                                   (UNAUDITED)        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................       $  10.18       $  10.19    $  10.59    $  10.56    $  10.77    $  10.83
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.2628         0.5038      0.4855      0.3875      0.3689      0.5116
  Net realized and unrealized
     gains (losses) on
     investments..............         0.0313        (0.0053)    (0.3880)     0.0795     (0.1511)    (0.0377)
                                     --------       --------    --------    --------    --------    --------
     Total from investment
       operations.............         0.2941         0.4985      0.0975      0.4670      0.2178      0.4739
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.2541)       (0.5085)    (0.4975)    (0.4370)    (0.4278)    (0.5339)
                                     --------       --------    --------    --------    --------    --------
Change in net asset value.....           0.04          (0.01)      (0.40)       0.03       (0.21)      (0.06)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $  10.22       $  10.18    $  10.19    $  10.59    $  10.56    $  10.77
                                     ========       ========    ========    ========    ========    ========
Total return..................           2.92%(a)      5.04%       0.92%       4.52%       2.04%       4.54%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)...................       $132,362       $164,088    $166,048    $166,868    $204,566    $ 94,154
  Ratio of expenses to average
     net assets...............           0.47%(b)      0.48%       0.48%       0.47%       0.47%       0.47%
  Ratio of net investment
     income to average net
     assets...................           5.18%(b)      4.98%       4.66%       3.70%       3.39%       4.80%
  Portfolio turnover rate.....             20%(a)       105%         71%        171%        102%         82%

--------------------------------------------------------------------------------

(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                       FOUR MONTHS                   YEAR ENDED DECEMBER 31,
                                          ENDED        ---------------------------------------------------
                                     APRIL 30, 2007*    2006         2005      2004       2003      2002
----------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net asset value, beginning of
  period............................     $ 10.01       $  9.77      $ 10.56   $ 10.61   $   9.09   $ 11.16
                                         -------       -------      -------   -------   --------   -------
Income (Loss) from operations:
  Net investment income.............        0.01          0.01         0.01      0.05       0.01      0.02
  Net realized and unrealized gains
     (losses) from investments......        0.08          1.35        (0.29)     0.50       1.57     (1.83)
                                         -------       -------      -------   -------   --------   -------
     Total from investment
       operations...................        0.09          1.36        (0.28)     0.55       1.58     (1.81)
                                         -------       -------      -------   -------   --------   -------
Distributions:
  From net investment income........       (0.01)        (0.02)       (0.01)    (0.05)     (0.01)    (0.02)
  From net realized gains on
     investments....................          --         (1.10)       (0.50)    (0.55)     (0.05)    (0.24)
  Return of capital.................          --         (0.00)          --        --         --(a)      --
                                         -------       -------      -------   -------   --------   -------
Total distributions.................       (0.01)        (1.12)       (0.51)    (0.60)     (0.06)    (0.26)
                                         -------       -------      -------   -------   --------   -------
Change in net asset value...........        0.08          0.24        (0.79)    (0.05)      1.52     (2.07)
                                         -------       -------      -------   -------   --------   -------
Net asset value, end of period......     $ 10.09       $ 10.01      $  9.77   $ 10.56   $  10.61   $  9.09
                                         =======       =======      =======   =======   ========   =======
Total return........................       0.90%(b)     13.83%(b)    (2.70%)    5.16%     17.48%   (16.19%)
Ratios/Supplemental data:
  Net assets, end of period
     (000's)........................     $56,272       $66,161      $83,632   $91,059   $107,923   $90,871
  Ratio of net expenses to average
     net assets.....................       1.50%(c)      1.68%(c)     1.44%     1.20%      1.32%     1.23%
  Ratio of net investment income to
     average net assets.............       0.26%(c)      0.09%(c)     0.11%     0.46%     0.14 %     0.20%
  Ratio of net expenses to average
     net assets**...................       1.54%(c)         --           --        --         --        --
  Portfolio turnover rate...........          5%(b)        10%(b)       23%       14%        22%       17%

--------------------------------------------------------------------------------
(a) Distributions per share were less than $0.005.

(b) Not annualized.

(c) Annualized.

 * In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.

** During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of April 30, 2007, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Each Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, U.S. Government Mortgage Fund:

  As of April 30, 2007, the Funds' debt securities are generally valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a fixed income fair value pricing methodology developed by the Adviser that the Board believes reflects the fair value of such securities. The Funds equity securities are valued at market prices or if reliable market prices are unavailable or deemed unreliable such securities will be valued pursuant to the Fair Valuation Procedures of the Funds. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

  Large Cap Equity Fund:

  Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM Eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS

  Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

  Each Fund, except the Money Market Fund and the Large Cap Equity Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued of delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of April 30, 2007, the Funds did not own any when-issued or delayed-delivery securities.

DIVIDENDS TO SHAREHOLDERS

  Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, U.S. Government Mortgage Fund:

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

  Large Cap Equity Fund:

  Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

  No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  Financial Accounting Standards Board Interpretation (FIN) No. 48
 -- Accounting for Uncertainty in Tax Positions -- An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the Funds, if any, of adopting (FIN) No. 48.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

  Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SAMI and Shay Financial Services, Inc
(SFSI).

  As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of such net assets in excess of $1 billion. The Adviser voluntarily waived its entire fee for the six months ended April 30, 2007.

  The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of such net assets in excess of $5 billion.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2007.

  The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2007.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2007.

  The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

  The Adviser has agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%.

  SFSI serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SAMI and SFSI.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of such combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average set assets. The Distributor voluntarily waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund so that the Fund paid 0.05% of average daily bet assets for the six months ended April 30, 2007. The Money Market distribution fee waiver amounted to $56,625.59 for Class I Shares for the six months ended April 30, 2007.

  The distribution fee rate for the Money Market Class D Shares is 0.60% of average daily net assets. The Distributor voluntarily waived a portion of the 12b-1 fees so that the Fund paid 0.55% of average daily net assets from December 18, 2006 to April 30, 2007. Prior to December 18, 2006 the Distributor voluntarily waived a portion of its fee so that the Fund paid 0.50% of average daily net assets. The Money Market Fund Class D Shares distribution fee waiver amounted to $11,730.16 for the six months ended April 30, 2007.

  The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid 0.15% of average daily net assets for the six months ended April 30, 2007.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of such net assets in excess of $1.5 billion.

  The distribution fee rate for the Large Cap Equity Fund is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund paid 0.15% of average daily net assets as of April 30, 2007.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves the Trust as administrator (the "Administrator"), fund accountant and transfer agent (the "Transfer Agent"). BISYS Ohio is a wholly-owned subsidiary of The BISYS Group, Inc. The fee rate for BISYS Ohio's services for each of the Funds, computed separately, is as follows: 0.03% of the first $1 billion, 0.02% of the next $1 billion, and 0.01% of such net assets in excess of $2 billion, with a minimum annual fee of $458,733 for the Trust. BISYS Ohio also receives an account based fee and other servicing expenses.

  Under a Compliance Services Agreement between the Funds' and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $72,917 for the six months ended April 30, 2007, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows, and for the four months ended April 30, 2007 and the year ended December 31, 2007 for the Large Cap Equity fund:

-------------------------------------------------------------------------------------------------
                                                                       MONEY MARKET FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2007    OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
Share transactions Class I:
  Sale of shares............................................     328,220,988        547,595,058
  Shares issued to stockholders in reinvestment dividends...       2,345,068          3,304,340
  Shares repurchased........................................    (297,802,201)      (522,189,701)
                                                                ------------       ------------
  Net increase..............................................      32,763,855         28,709,697
  Shares Outstanding
     Beginning of year......................................     110,032,329         81,322,632
                                                                ------------       ------------
     End of period..........................................     142,796,184        110,032,329
                                                                ============       ============
Share transactions Class D:
  Sale of shares............................................     258,408,532        584,490,918
  Shares issued to stockholders in reinvestment dividends...         592,923            954,298
  Shares repurchased........................................    (251,416,322)      (592,886,171)
                                                                ------------       ------------
  Net increase (decrease)...................................       7,585,133         (7,440,955)
  Shares Outstanding
     Beginning of year......................................      31,181,729         38,622,684
                                                                ------------       ------------
     End of period..........................................      38,766,862         31,181,729
                                                                ============       ============
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                         ULTRA SHORT MORTGAGE FUND                 ULTRA SHORT FUND
                                    -------------------------------------------------------------------------
                                    SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                     APRIL 30, 2007    OCTOBER 31, 2006    APRIL 30, 2007    OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                           (UNAUDITED)
Share transactions:
  Sale of shares..................      7,044,017         10,126,974          2,081,373          3,275,549
  Shares issued to stockholders in
     reinvestment dividends.......      2,380,033          4,566,382            164,204            380,569
  Shares repurchased..............    (17,027,615)       (53,798,732)        (2,791,588)        (6,441,292)
                                      -----------        -----------         ----------         ----------
  Net decrease....................     (7,603,565)       (39,105,376)          (546,011)        (2,785,174)
  Shares Outstanding
     Beginning of year............    236,755,512        275,860,888         21,012,024         23,797,198
                                      -----------        -----------         ----------         ----------
     End of period................    229,151,947        236,755,512         20,466,013         21,012,024
                                      ===========        ===========         ==========         ==========
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                        SHORT U.S. GOVERNMENT FUND            INTERMEDIATE MORTGAGE FUND
                                    -------------------------------------------------------------------------
                                    SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                     APRIL 30, 2007    OCTOBER 31, 2006    APRIL 30, 2007    OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                           (UNAUDITED)
Share transactions:
  Sale of shares..................         30,639          2,298,508              6,456              1,083
  Shares issued to stockholders in
     reinvestment dividends.......        220,452            370,135            228,582            421,130
  Shares repurchased..............     (1,731,402)        (2,085,622)          (593,752)        (2,496,819)
                                      -----------        -----------         ----------         ----------
  Net increase (decrease).........     (1,480,311)           583,021           (358,714)        (2,074,606)
  Shares Outstanding
     Beginning of year............     15,652,349         15,069,328         27,887,191         29,961,797
                                      -----------        -----------         ----------         ----------
     End of period................     14,172,038         15,652,349         27,528,477         27,887,191
                                      ===========        ===========         ==========         ==========
-------------------------------------------------------------------------------------------------------------

                                    U.S. GOVERNMENT MORTGAGE FUND              LARGE CAP EQUITY FUND
                                 ---------------------------------------------------------------------------
                                 SIX MONTHS ENDED      YEAR ENDED      FOUR MONTHS ENDED      YEAR ENDED
                                  APRIL 30, 2007    OCTOBER 31, 2006    APRIL 30, 2007     DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)                            (UNAUDITED)
Share transactions:
  Sale of shares...............         10,490             22,427          6,180,025               4,516
  Shares issued to stockholders
     in reinvestment
     dividends.................        222,080            510,616              3,327              23,123
  Shares repurchased...........     (3,405,750)          (709,053)        (1,061,623)           (161,107)
                                   -----------        -----------         ----------          ----------
  Net decrease.................     (3,173,180)          (176,010)         5,121,729            (133,468)
  Shares Outstanding
     Beginning of year.........     16,118,955         16,294,965            452,609             571,963
                                   -----------        -----------         ----------          ----------
     End of period.............     12,945,775         16,118,955          5,574,338             452,609
                                   ===========        ===========         ==========          ==========
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

D. At April 30, 2007, Net Assets consisted of the following:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            U.S.
                                                                           SHORT U.S.    INTERMEDIATE    GOVERNMENT
                              MONEY        ULTRA SHORT     ULTRA SHORT     GOVERNMENT      MORTGAGE       MORTGAGE      LARGE CAP
                           MARKET FUND    MORTGAGE FUND        FUND           FUND           FUND           FUND       EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
Capital..................  $181,744,960   $2,315,403,573   $206,538,220   $152,770,434   $270,017,163   $141,766,021   $35,862,212
Undistributed net
 investment income.......            --        1,446,702         56,773         21,514        179,484         94,238            --
Accumulated net realized
 gain/(loss).............      (196,186)    (103,375,073)    (8,001,115)    (5,755,905)   (13,950,981)   (10,693,847)    4,114,723
Net unrealized
 appreciation/
 (depreciation) of
 investments.............            --        4,966,096        683,347       (124,858)       299,947      1,196,075    16,294,606
                           ------------   --------------   ------------   ------------   ------------   ------------   -----------
Net Assets...............  $181,548,774   $2,218,441,298   $199,277,225   $146,911,185   $256,545,613   $132,362,487   $56,271,541
                           ============   ==============   ============   ============   ============   ============   ===========
----------------------------------------------------------------------------------------------------------------------------------

E. At April 30, 2007, liabilities for the Funds included:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            U.S.
                                        MONEY    ULTRA SHORT                 SHORT U.S.   INTERMEDIATE   GOVERNMENT    LARGE CAP
                                       MARKET     MORTGAGE     ULTRA SHORT   GOVERNMENT     MORTGAGE      MORTGAGE      EQUITY
                                        FUND        FUND          FUND          FUND          FUND          FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment advisory fee payable.....   $    --    $ 456,777      $40,970      $30,522       $52,932       $27,040       $33,768
Administration fee payable..........     8,218       93,472       10,766        8,102        13,817         8,628         5,050
Distribution fee payable............    19,375      274,067       24,582       18,313        31,760        16,224         7,529
Fund accounting fee payable.........        --           --           --           --            --            --            --
Transfer agent fee payable..........    13,132       37,815        3,696        2,870         1,711         1,266        17,137
Chief Compliance Officer payable....     3,363       55,790        4,914        3,716         6,289         3,945        17,521
Distributions payable...............   223,563    5,709,871      624,792      246,923       747,463       247,054            --
Capital shares redeemed payable.....        --          415           --           --            --            --            --
Other liabilities...................    36,276      266,712       29,573       41,550        35,122        20,262       103,746
---------------------------------------------------------------------------------------------------------------------------------

F. For the period April 30, 2007, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

------------------------------------------------------------------------------------------------------------------
                                                       SHORT U.S.    INTERMEDIATE
                         ULTRA SHORT     ULTRA SHORT   GOVERNMENT      MORTGAGE     U.S. GOVERNMENT    LARGE CAP
                        MORTGAGE FUND       FUND          FUND           FUND        MORTGAGE FUND    EQUITY FUND*
------------------------------------------------------------------------------------------------------------------
Purchases............   $  902,574,330   $35,762,750   $34,282,754   $79,360,726      $30,031,846     $ 3,350,510
Sales................   $1,060,897,941   $52,792,262   $51,320,875   $83,441,044      $62,511,473     $14,652,704
------------------------------------------------------------------------------------------------------------------

* 4 months of operations for the Large Cap Equity Fund.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

For the period ended April 30, 2007, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

-------------------------------------------------------------------------------------------------------
                                                           SHORT U.S.    INTERMEDIATE
                              ULTRA SHORT    ULTRA SHORT   GOVERNMENT      MORTGAGE     U.S. GOVERNMENT
                             MORTGAGE FUND      FUND          FUND           FUND        MORTGAGE FUND
-------------------------------------------------------------------------------------------------------
Purchases..................  $655,171,722    $31,501,250   $34,282,754   $11,130,397      $30,031,846
Sales......................  $474,206,109    $28,721,478   $50,768,049   $59,985,325      $51,118,166
-------------------------------------------------------------------------------------------------------

G. FEDERAL INCOME TAX INFORMATION:

  The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2006 and 2005 were as follows:

------------------------------------------------------------------------------------------------------------
                                               DISTRIBUTIONS PAID FROM   TOTAL TAXABLE   TOTAL DISTRIBUTIONS
2006                                               ORDINARY INCOME       DISTRIBUTIONS          PAID*
------------------------------------------------------------------------------------------------------------
Money Market Fund............................       $  5,237,006         $  5,237,006       $  5,237,006
Ultra Short Mortgage Fund....................        108,442,120          108,442,120        108,442,120
Ultra Short Fund.............................         10,338,059           10,338,059         10,338,059
Short U.S. Government Fund...................          6,766,172            6,766,172          6,766,172
Intermediate Mortgage Fund...................         12,367,938           12,367,938         12,367,938
U.S. Government Mortgage Fund................          8,247,024            8,247,024          8,247,024
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                DISTRIBUTIONS PAID FROM   TOTAL TAXABLE   TOTAL DISTRIBUTIONS
2005                                                ORDINARY INCOME       DISTRIBUTIONS          PAID*
-------------------------------------------------------------------------------------------------------------
Money Market Fund.............................        $ 1,348,467          $ 1,348,467        $ 1,348,467
Ultra Short Mortgage Fund.....................         95,359,339           95,359,339         95,359,339
Ultra Short Fund..............................          8,932,070            8,932,070          8,932,070
Short U.S. Government Fund....................          5,191,523            5,191,523          5,191,523
Intermediate Mortgage Fund....................         11,907,708           11,907,708         11,907,708
U.S. Government Mortgage Fund.................          8,038,845            8,038,845          8,038,845
-------------------------------------------------------------------------------------------------------------

* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

  The tax characteristics of distributions paid to shareholders during the fiscal years ended December 31, 2006 and 2005 for the Large Cap Equity Fund were as follows:

------------------------------------------------------------------------------------------------------------------
                                                     NET
                        DISTRIBUTIONS PAID FROM   LONG TERM    TOTAL TAXABLE   TAX RETURN OF   TOTAL DISTRIBUTIONS
2006                        ORDINARY INCOME         GAINS      DISTRIBUTIONS      CAPITAL             PAID
------------------------------------------------------------------------------------------------------------------
Large Cap Equity
  Fund................         $928,638           $6,088,743    $7,017,381        $3,839           $7,021,220
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                     NET
                        DISTRIBUTIONS PAID FROM   LONG TERM    TOTAL TAXABLE   TAX RETURN OF   TOTAL DISTRIBUTIONS
2005                        ORDINARY INCOME         GAINS      DISTRIBUTIONS      CAPITAL             PAID
------------------------------------------------------------------------------------------------------------------
Large Cap Equity
  Fund................         $216,412           $4,026,805    $4,243,217         $  --           $4,243,217
------------------------------------------------------------------------------------------------------------------

  At April 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                             NET UNREALIZED
                                                           TAX UNREALIZED   TAX UNREALIZED   APPRECIATION/
                                             TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Money Market Fund.......................  $  181,802,000    $        --      $        --      $        --
Ultra Short Mortgage Fund...............   2,212,175,677      7,682,742       (2,890,212)       4,792,530
Ultra Short Fund........................     198,075,697        882,150         (198,803)         683,347
Short U.S. Government Fund..............     146,264,726        279,124         (403,929)        (124,805)
Intermediate Mortgage Fund..............     256,115,282      1,054,501         (752,864)         301,637
U.S. Government Mortgage Fund...........     130,864,784      1,297,222          (99,478)       1,197,744
Large Cap Equity Fund...................      40,027,315     16,966,642         (672,036)      16,294,606
-----------------------------------------------------------------------------------------------------------

  As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis was as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                                             TOTAL
                       UNDISTRIBUTED                                  ACCUMULATED        UNREALIZED       ACCUMULATED
                         ORDINARY      ACCUMULATED   DISTRIBUTIONS    CAPITAL AND       APPRECIATION/       EARNINGS
                          INCOME        EARNINGS        PAYABLE      OTHER LOSSES**   (DEPRECIATION)***    (DEFICIT)
----------------------------------------------------------------------------------------------------------------------
Money Market Fund....   $   727,849    $   727,849    $  (727,849)   $    (196,186)      $        --      $   (196,186)
Ultra Short Mortgage
  Fund...............    10,209,581     10,209,581     (9,892,548)    (100,932,988)        3,966,451       (96,649,504)
Ultra Short Fund.....     1,039,742      1,039,742       (923,093)      (8,099,287)          784,210        (7,198,428)
Short U.S. Government
  Fund...............       675,879        675,879       (658,588)      (5,539,257)         (340,159)       (5,862,125)
Intermediate Mortgage
  Fund...............     1,096,400      1,096,400     (1,085,581)     (13,119,685)       (1,131,227)      (14,240,093)
U.S. Government
  Mortgage Fund......       669,969        669,969       (693,350)     (10,849,602)          761,740       (10,111,243)
----------------------------------------------------------------------------------------------------------------------

** For federal income tax purposes at October 31, 2006, the following Funds had capital loss carry-forwards. All losses are available to offset future realized capital gains, if any.

*** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

At October 31, 2006, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

------------------------------------------------------------------------------------------------------
FUND                                                       AMOUNT      EXPIRES     AMOUNT      EXPIRES
------------------------------------------------------------------------------------------------------
Money Market Fund......................................  $    14,744    2008     $       407    2013
Money Market Fund......................................      181,035    2011
Ultra Short Mortgage Fund..............................    4,959,047    2007      24,633,492    2012
Ultra Short Mortgage Fund..............................    1,824,665    2008      19,172,685    2013
Ultra Short Mortgage Fund..............................    2,995,058    2010      13,969,341    2014
Ultra Short Mortgage Fund..............................   33,378,700    2011
Ultra Short Fund.......................................    1,342,312    2010       1,507,357    2013
Ultra Short Fund.......................................    1,849,300    2011       1,784,218    2014
Ultra Short Fund.......................................    1,616,100    2012
Short U.S. Government Fund.............................      665,009    2007         757,854    2012
Short U.S. Government Fund.............................    1,193,651    2008       1,805,629    2013
Short U.S. Government Fund.............................      236,551    2011         880,563    2014
Intermediate Mortgage Fund.............................      817,175    2007       2,261,965    2012
Intermediate Mortgage Fund.............................    2,029,049    2008       1,821,864    2013
Intermediate Mortgage Fund.............................      312,894    2010       2,863,116    2014
Intermediate Mortgage Fund.............................    3,013,622    2011
U.S. Government Mortgage Fund..........................      802,809    2007       1,808,782    2011
U.S. Government Mortgage Fund..........................    2,276,740    2008       2,721,813    2012
U.S. Government Mortgage Fund..........................      181,530    2010       3,057,928    2014
------------------------------------------------------------------------------------------------------

  As of December 31, 2006, the components of accumulated earnings/(deficit) on a tax basis for the Large Cap Equity Fund was as follows:

----------------------------------------------------------------------------------------------------------------------
                      UNDISTRIBUTED                                                                        TOTAL
   UNDISTRIBUTED        LONG TERM                                    ACCUMULATED      UNREALIZED        ACCUMULATED
     ORDINARY            CAPITAL       ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/        EARNINGS/
      INCOME          GAINS/(LOSSES)    EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECATION)        (DEFICIT)
----------------------------------------------------------------------------------------------------------------------
       $  --              $  --           $  --          $  --          $  --        $19,856,550        $19,856,550
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses). To the extent these difference are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise. Accordingly, the following reclassification has been made to/from the following accounts for the Large Cap Equity Fund as of December 31, 2006:

------------------------------------------------------------------------------
                      UNDISTRIBUTED    ACCUMULATED
                      NET INVESTMENT   NET REALIZED
                          INCOME       GAIN (LOSS)    PAID-IN-CAPITAL
------------------------------------------------------------------------------
                         $46,222         $(42,383)        $(3,839)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis.........  Trustee since 1997.        President, First Federal                 7                 None
630 Clarksville Street    Indefinite Term of Office  Community Bank since 1984;
Paris, TX 75460                                      Director, First Financial Trust
Age: 56                                              Company from 1993 to 2006; and
                                                     Chairman, Texas Savings and
                                                     Community Bankers Association
                                                     from 1997 to 1998.
David F. Holland........  Trustee since 1993 and     Retired; Chairman of the Board,          7            TD Banknorth -
17 Ledgewood Circle       from 1988 to 1989.         Chief Executive Officer and                            Massachusetts
Topsfield, MA 01983       Indefinite Term of Office  President, BostonFed Bancorp Inc.
Age: 65                                              from 1995 to 2005; Chairman of
                                                     the Board from 1989 to 2005 and
                                                     Chief Executive Officer from 1986
                                                     to 2005, Boston Federal Savings
                                                     Bank; Consultant, TD Banknorth
                                                     since 2005.
Gerald J. Levy..........  Vice Chairman of the       Chairman since 1984 and Director         7             FISERV, Inc.;
4000 W. Brown Deer Road   Board since 1997 and       since 1963, Guaranty Bank, F.S.B.                   Guaranty Financial;
Milwaukee, WI 53209       Trustee since 1982.                                                             Federal Home Loan
Age: 74                   Indefinite Term of Office                                                        Bank of Chicago
William A. McKenna,       Trustee since 2002.        Retired; Chairman and Chief              7            RS Group Trust
  Jr....................  Indefinite Term of Office  Executive Officer from 1992 to                      Company; Retirement
42 Dorothy Grace Road                                2004 and President from 1985 to                     System Group, Inc.;
Saugerties, NY 12477                                 2001, Ridgewood Savings Bank.                        Irish Educational
Age: 70                                                                                                      Development
                                                                                                        Foundation, Inc.; The
                                                                                                         Catholic University
                                                                                                           of America; RSI
                                                                                                        Retirement Trust; St.
                                                                                                         Vincent's Services;
                                                                                                        Boys Hope Girls Hope;
                                                                                                          Calvary Hospital
                                                                                                         Fund; St. Aloysius
                                                                                                          School; American
                                                                                                            Institute of
                                                                                                          Certified Public
                                                                                                            Accountants;
                                                                                                             TransVideo
                                                                                                        Communications, Inc.
Christopher M. Owen.....  Trustee since 2005.        President and Chief Executive            7         Meriwest Mortgage LLC
5615 Chesbro Avenue       Indefinite Term of Office  Officer, Meriwest Credit Union
San Jose, CA 95123 Age:                              since 1995.
60

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Maria F. Ramirez........  Trustee since 2005.        President and Chief Executive            7         Schroder Hedge Funds
One Liberty Plaza,        Indefinite Term of Office  Officer, Maria Fiorini Ramirez                         Bermuda; Pace
46th Floor                                           Inc. (a global economic and                        University; Sovereign
New York, NY 10006                                   financial consulting firm) since                   Bank; Security Mutual
Age: 59                                              1992.                                                Insurance Company

INTERESTED TRUSTEES(1)
Rodger D. Shay(2).......  Chairman of the Board      Chairman and Director of Shay            7              Shay Assets
1000 Brickell Avenue      since 1997 and Trustee     Investment Services, Inc. and                        Management, Inc.
Miami, FL 33131           since 1993 and from 1985   Shay Financial Services, Inc.
Age: 70                   to 1990.                   since 1997.
                          Indefinite Term of Office
Rodger D. Shay,           Trustee since 2002.        President and Chief Executive            7           Family Financial
  Jr.(2)................  Indefinite Term of Office  Officer of Shay Financial                          Holdings, LLC; First
230 West Monroe Street    President since 2005.      Services, Inc. since 1997;                          Financial Bank and
Suite 2810                Term of Office Expires     President, Shay Assets                                     Trust
Chicago, IL 60606         2008                       Management, Inc. since 2005.
Age: 47
OFFICERS
Rodger D. Shay,           President since 2005.      President and Chief Executive            7           Family Financial
  Jr.(2)................  Term of Office             Officer of Shay Financial                          Holdings, LLC; First
230 West Monroe Street    Expires 2007               Services, Inc. since 1997;                          Financial Bank and
Chicago, IL 60606                                    President, Shay Assets                                     Trust
Age: 47                                              Management, Inc. since 2005
Robert T. Podraza.......  Vice President and         Vice President, Shay Investment          7                 None
1000 Brickell Avenue      Assistant Treasurer since  Services, Inc. since 1990; Vice
Miami, FL 33131           1998. Term of Office       President and Chief Compliance
Age: 62                   Expires 2008               Officer, Shay Financial Services,
                                                     Inc. since 1990 and 1997,
                                                     respectively; Vice President,
                                                     Shay Assets Management, Inc.
                                                     since 1990.
Trent M. Statczar.......  Treasurer since 2002.      Financial Services Vice President        7                 None
3435 Stelzer Road         Term of Office Expires     since 2003 and prior thereto
Columbus, OH 43219        2008                       Director and Financial Services
Age: 36                                              Manager, BISYS Investment
                                                     Services Ohio, Inc.
Daniel K. Ellenwood.....  Secretary since 1998.      Chief Compliance Officer since           7                 None
230 West Monroe Street    Term of Office Expires     2004 and prior thereto Assistant
Suite 2810                2008                       Vice President, Operations/
Chicago, IL 60606                                    Compliance Officer and Operations
Age: 37                                              Manager, Shay Assets Management,
                                                     Inc.

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Frederick J. Schmidt....  Chief Compliance Officer   Senior Vice President and Chief          7                 None
90 Park Avenue, 10th      since 2004. Term of        Compliance Officer, CCO Services
Floor                     Office Expires 2007        of BISYS Fund Services Ohio, Inc.
New York, NY 10016                                   since 2004; Chief Compliance
Age: 47                                              Officer of three other investment
                                                     companies or fund complexes for
                                                     which CCO Services of BISYS Fund
                                                     Services Ohio, Inc. provides
                                                     compliance services since 2004;
                                                     President, FJS Associates
                                                     (regulatory consulting firm) from
                                                     2002 to 2004; Vice President
                                                     Credit Agricole Asset Management,
                                                     U.S. from 1987 to 2002.
Christine A. Cwik.......  Assistant Secretary since  Executive Secretary, Shay Assets         7                 None
230 West Monroe Street    1999. Term of Office       Management, Inc. since 1999.
Suite 2810                Expires 2008
Chicago, IL 60606
Age: 57
Kinga Kapuscinski.......  Assistant Secretary since  Counsel, BISYS Fund Services             7                 None
100 Summer Street         2006. Term of Office       Ohio, Inc. since 2006; Assistant
Suite 1500                Expires 2008               Counsel, BISYS Funds Services
Boston, MA 02110                                     Ohio, Inc. from 2004 to 2006;
Age: 34                                              Associate, Goodwin Proctor LLP
                                                     from 2001 to 2004.
Velvet Regan............  Assistant Secretary since  Assistant Counsel, BISYS Fund            7                 None
100 Summer Street         2007. Term of Office       Services Ohio, Inc. since 2006;
Suite 1500                Expires 2008               Associate, Gilmartin Magence
Boston, MA 02110                                     Camiel & Ross LLP, 2006; Tax
Age: 28                                              Administrator, State Street
                                                     Corporation from 2000 to 2002.

--------------------------------------------------------------------------------
(1) A trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.
(2) Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

A. SECURITY ALLOCATION:

MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Repurchase Agreements.......................................      100.1%
                                                                  -----
Total.......................................................      100.1%
                                                                  =====
---------------------------------------------------------------------------

ULTRA SHORT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       67.9%
Fixed Rate Mortgage-Related Securities......................       24.6%
Repurchase Agreements.......................................        7.4%
                                                                  -----
Total.......................................................       99.9%
                                                                  =====
---------------------------------------------------------------------------

ULTRA SHORT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       71.6%
Fixed Rate Mortgage-Related Securities......................       19.0%
Repurchase Agreements.......................................        9.1%
                                                                  -----
Total.......................................................       99.7%
                                                                  =====
---------------------------------------------------------------------------

SHORT U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       39.3%
Adjustable Rate Mortgage-Related Securities.................       38.9%
Repurchase Agreements.......................................       15.9%
U.S. Treasury Obligations...................................        5.4%
                                                                  -----
Total.......................................................       99.5%
                                                                  =====
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       52.0%
Adjustable Rate Mortgage-Related Securities.................       45.2%
Repurchase Agreements.......................................        2.7%
                                                                  -----
Total.......................................................       99.9%
                                                                  =====

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       75.9%
Adjustable Rate Mortgage-Related Securities.................       21.2%
Repurchase Agreements.......................................        2.7%
                                                                  -----
Total.......................................................       99.8%
                                                                  =====

--------------------------------------------------------------------------------

LARGE CAP EQUITY FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Common Stocks...............................................       95.5%
Cash Equivalents............................................        4.6%
                                                                  -----
Total.......................................................      100.1%
                                                                  =====

--------------------------------------------------------------------------------

B. EXPENSE COMPARISON:

  As a shareholder of the Asset Management Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Asset Management Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007. (January 1, 2007 through April 30, 2007 for the Large Cap Equity Fund)

ACTUAL EXPENSES

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                     ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                        11/1/06         4/30/07       11/1/06 - 4/30/07   11/1/06 - 4/30/07
-----------------------------------------------------------------------------------------------------------
Money Market Fund........  Class I     $1,000.00       $1,025.80            $0.85               0.17%
                           Class D      1,000.00        1,023.40             3.26               0.65%
Ultra Short Mortgage
  Fund...................               1,000.00        1,018.10             2.30               0.46%
Ultra Short Fund.........               1,000.00        1,018.50             2.35               0.47%
Short U.S. Government
  Fund...................               1,000.00        1,018.50             2.45               0.49%
Intermediate Mortgage
  Fund...................               1,000.00        1,021.10             2.36               0.47%
U.S. Government Mortgage
  Fund...................               1,000.00        1,023.70             2.36               0.47%
Large Cap Equity
  Fund***................               1,000.00        1,027.90             5.00               1.50%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized

*** Data for the Large Cap Equity Fund is for the period starting January 1, 2007 through April 30, 2007.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on each Asset Management Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                      ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                         11/1/06         4/30/07       11/1/06 - 4/30/07   11/1/06 - 4/30/07
------------------------------------------------------------------------------------------------------------
Money Market Fund........   Class I     $1,000.00       $1,023.95            $0.85               0.17%
                            Class D      1,000.00        1,021.57             3.26               0.65%
Ultra Short Mortgage
  Fund...................                1,000.00        1,022.51             2.31               0.46%
Ultra Short Fund.........                1,000.00        1,022.46             2.36               0.47%
Short U.S. Government
  Fund...................                1,000.00        1,022.36             2.46               0.49%
Intermediate Mortgage
  Fund...................                1,000.00        1,022.46             2.36               0.47%
U.S. Government Mortgage
  Fund...................                1,000.00        1,022.46             2.36               0.47%
Large Cap Equity
  Fund***................                1,000.00        1,017.36             4.97               1.50%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized

*** Data for the Large Cap Equity Fund is for the period starting January 1, 2007 through April 30, 2007.

C. BOARD CONSIDERATIONS IN APPROVING ADVISORY AGREEMENTS:

  The Board of Trustees of Asset Management Fund (the "Trust") approved the renewal of the investment advisory agreement for each series of the Trust (each, a "Fund" and collectively, the "Funds") with the Funds' investment adviser, Shay Assets Management, Inc. (the "Adviser"), at a meeting on January 27, 2007. In considering renewal of the investment advisory agreements, the Board of Trustees (the "Board") received a recommendation from the Independent Trustees for the renewal of each investment advisory agreement.

  In preparation for their review process, the Independent Trustees met with the Trust's counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Adviser. The Adviser provided information in response to the request.

  Among other information, the Independent Trustees reviewed materials to assess the services provided by the Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the investment advisory agreements to the Adviser, economies of scale and fall-out benefits to the Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the investment advisory agreements. In considering renewal of the investment advisory agreement, the Independent Trustees met independently of management and of the inter-

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

ested Trustees to review and discuss materials received from the Adviser and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the investment advisory agreements.

  Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to renew each investment advisory agreement. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

  Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under the investment advisory agreements. The Board reviewed the experience and skills of senior management and the investment management team and the organizational stability of the Adviser. The Board also considered the Adviser's ability to manage investments that met the special needs of the shareholders of the Funds. The Board also considered the compliance program established by the Adviser and the level of compliance attained by the Adviser. The Board additionally considered the portfolio securities valuation services provided by the Adviser. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Adviser provides to each Fund continue to be satisfactory.

  Investment Performance. The Board reviewed each Fund's investment performance over short-term (three-months and one-year) and longer-term (three-year, five-year and ten-year) periods, as applicable, and compared this information to the performance of a peer group of funds in the same Lipper, Inc. ("Lipper") category based on Lipper information and data. The Board also reviewed each Fund's investment performance as compared to appropriate market indices for the one-, five- and ten-year periods, as applicable. The Board considered whether investment results were consistent with a Fund's investment objective and policies and noted that the Funds (other than the Ultra Short Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations. The Board concluded that investment performance of each Fund was satisfactory, taking into account the circumstances of each Fund. For the Money Market Fund, the Board reviewed the performance of the Class I Shares, which were compared to the Lipper Institutional U.S. Government Money Market Funds category. In reviewing the performance of the Intermediate Mortgage Fund, the Board noted that the Fund has a shorter duration than its Lipper peer group of funds, which impacts its relative performance. The Board also took into account the Intermediate Mortgage Fund's favorable short-term performance and the Adviser's adherence to its investment style and strategies and the Fund's investment limitations. On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the Adviser's performance was satisfactory as to all Funds with respect to investment performance.

  Fees and Expenses. The Board reviewed each Fund's investment advisory fees and total expense ratios. The Board received information, based upon Lipper data, comparing each Fund's investment advisory fee and total expense ratio

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

to the investment advisory fees and total expense ratios of funds in a peer group. The Board also received information on fee waivers and/or reimbursements and noted that all of the Funds, other than the Short U.S. Government Fund and U.S. Government Mortgage Fund, currently were benefiting from fee waivers. The information provided to the Board showed that each Fund's investment advisory fee, after taking into account fee waivers was below the average of the Lipper peer group. The information also showed that the actual total expense ratio of each Fund was below or within a reasonable range of the peer group average. The Board noted that historically the Adviser has waived fees consistent with the current waiver levels. The Board concluded that the contractual advisory fees are within a reasonable range of the peer group average and that the Adviser has indicated an intention to continue the current level of voluntary waivers for the Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund and Intermediate Mortgage Fund. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Adviser.

  Profitability. The Board considered certain financial information related to the costs and profitability of the Adviser's investment advisory agreements with the Funds. The Board also considered that for the Money Market Fund, the net income generated from the advisory relationship was negative. The Board also received the financial statements of the Adviser and its parent company, Shay Investment Services, Inc., for various periods. Based upon the information provided, the Board concluded that the profits realized by the Adviser in connection with the management of the Funds were not unreasonable.

  Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that given the size of the Ultra Short Fund the institution of breakpoints was not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

  Other Benefits to the Adviser. The Board also considered the character and amount of other incidental benefits received by the Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust's Distributor, as a result of the Adviser's relationship with the Funds. The Board considered payments under the Funds' Rule 12b-1 Plan to the Distributor and noted that the Distributor reported a net loss on distribution services provided to the Trust during the fiscal year ended October 31, 2006. The Board considered the advantage that the Distributor's knowledge of its clients' investing preferences offers the Funds. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Adviser does not use brokerage of the Funds to obtain third party research.

  Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the investment advisory agreements continue to be fair and reasonable and that continuance of the Agreements is in the best interests of each Fund.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

D. OTHER INFORMATION:

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  A complete schedules of each Fund's portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission of Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South/Irving, TX 75063
800-442-9825

12300 Perry Highway/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07901
800-553-6159

633 Library Park Drive/Greenwood, IN 46142
800-879-9958

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.


(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Asset Management Fund
            --------------------------------------------------------

By (Signature and Title)*  /s/ Trent Statczar
                         ------------------------------------------------------
                           Trent Statczar, Treasurer

Date  July 9, 2007
    ------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Trent Statczar
                         ------------------------------------------------------
                           Trent Statczar, Treasurer

Date   July 9, 2007
    ------------------------------------------------------

By (Signature and Title)*  /s/ Rodger D. Shay, Jr.
                         ------------------------------------------------------
                          Rodger D. Shay, Jr., President


Date  July 9, 2007
    ------------------------------------------------------